UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—106.7%
Alabama—1.7%
$3,975,000	Fairfield, AL GO1	6.000%	06/01/2031	12/11/2021	A	$4,189,014
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	07/31/2017	A	100,305
345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	07/31/2017	A	346,207
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	07/31/2017	A	7,747,020
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	07/31/2017	A	4,741,538
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	07/31/2017	A	461,610
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	07/31/2017	A	8,138,385
1,400,000	Mobile, AL Improvement District (McGowin Park)[1]	5.000	08/01/2025	06/24/2023	B	1,485,204
200,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250	08/01/2030	07/18/2026	A	206,904
25,000	Talladega County, AL GO1	5.250	01/01/2029	07/31/2017	A	25,060
						27,441,247

Alaska—0.0%
10,000	AK International Airports[1]	5.000	10/01/2021	07/31/2017	A	10,033

Arizona—3.5%
495,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1,2]	5.000	07/01/2030	07/01/2027	A	575,937
515,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1,2]	5.000	07/01/2031	07/01/2027	A	595,608
545,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1,2]	5.000	07/01/2032	07/01/2027	A	627,279
575,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1,2]	5.000	07/01/2033	07/01/2027	A	659,163
600,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1,2]	5.000	07/01/2034	07/01/2027	A	682,344
3,470,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2022	01/01/2018	A	3,539,261
3,635,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2023	01/01/2018	A	3,707,191
4,220,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2024	01/01/2018	A	4,303,134
4,380,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2025	01/01/2018	A	4,465,848
4,540,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2026	01/01/2018	A	4,628,530
4,110,000	Navajo Nation, AZ1	5.000	12/01/2025	12/01/2025		4,290,634
7,275,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	7,975,292
8,350,000	Phoenix, AZ Civic Improvement Corp. Airport[1]	5.000	07/01/2027	07/01/2018	A	8,679,825

1      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$180,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500%	11/01/2017	11/01/2017		$173,549
8,315,000	Pima County, AZ IDA (Arizona Charter School)[1,2]	5.375	07/01/2031	07/01/2020	A	8,820,718
470,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.000	09/01/2026	06/28/2022	B	461,164
510,000	Tucson, AZ Airport Authority[1]	5.350	06/01/2031	07/31/2017	A	511,642
						54,697,119

Arkansas—0.0%
135,000	AR Devel. Finance Authority (Madison Industrial Devel./ Community Living Obligated Group)[1]	5.800	12/01/2020	07/31/2017	A	135,454
50,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)[1]	5.125	12/01/2028	07/31/2017	A	50,012
						185,466

California—12.5%
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400 [3]	10/01/2024	10/01/2017	A	2,528,875
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450 [3]	10/01/2025	10/01/2017	A	1,315,184
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,380,751
245,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	07/31/2017	A	245,095
780,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	07/31/2017	A	783,058
2,700,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	07/31/2017	A	2,715,768
6,105,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	07/31/2017	A	6,107,198
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	07/31/2017	A	2,519,629
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	07/31/2017	A	136,652
10,000,000	CA GO1	5.000	08/01/2027	08/01/2026	A	12,306,800
2,360,000	CA GO1	5.375	06/01/2026	12/01/2017	A	2,404,321
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	3,962,054
145,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2029	06/01/2027	A	170,275
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[4]	5.750	11/15/2031	09/30/2027	A	56,737,000
960,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	961,690
2,175,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	2,177,545
35,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	35,638
260,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	260,530

2      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$160,000	CA Public Works[1]	6.625%	11/01/2034	11/01/2018	A	$160,462
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,634,310
70,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	07/31/2017	A	70,251
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	662,682
225,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	07/31/2017	A	226,426
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	07/31/2017	A	10,029
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	246,803
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	07/31/2017	A	351,172
3,475,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	10/13/2019	A	3,853,115
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	07/31/2017	A	2,252,408
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	07/31/2017	A	2,538,400
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2022	09/01/2017	A	4,821,901
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2023	09/01/2017	A	4,816,868
2,750,000	Huntington Park, CA Public Financing Authority[1]	5.000	09/01/2022	07/31/2017	A	2,758,910
400,000	Irvine, CA Unified School District[1]	5.000	09/01/2031	09/01/2027	A	463,192
225,000	Irvine, CA Unified School District[1]	5.000	09/01/2033	09/01/2027	A	257,596
1,750,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2024	10/01/2022	A	2,028,005
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	07/31/2017	A	155,287
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	07/31/2017	A	3,829,665
3,855,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	12/01/2017	A	3,907,891
605,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000	09/01/2026	09/01/2022	A	702,847
265,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	10/24/2019	A	283,256
860,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	09/02/2017	A	867,086
3,000,000	Palomar Pomerado, CA Health Care District COP[1]	5.500	11/01/2019	11/14/2018	B	3,161,160

3      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750%	10/01/2035	10/01/2018	A	$133,617
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	5.000	09/01/2022	07/31/2017	A	2,006,600
230,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	11/19/2018	B	153,985
125,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	01/18/2020	B	138,700
20,000	Rocklin, CA Unified School District Community District No. 1[1]	4.625	09/01/2018	07/31/2017	A	20,055
5,000,000	Sacramento County, CA Airport System[1]	5.750	07/01/2024	07/01/2018	A	5,233,050
8,020,000	Sacramento County, CA Airport System[1]	5.750	07/01/2028	07/01/2018	A	8,381,381
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	08/01/2017	A	5,802,702
5,405,000	Sacramento County, CA COP (Juvenile Courthouse)[1]	5.000	12/01/2034	07/31/2017	A	5,421,864
25,000	Sacramento County, CA COP (Public Facilities)[1]	4.400	06/01/2019	07/31/2017	A	25,072
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		151,713
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		52,581
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		27,201
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,208
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		672,504
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		259,027
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,151,230
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		146,979
5,160,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.750	05/01/2020	05/01/2018	A	5,364,388
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	07/31/2017	A	426,789
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	501,745
1,500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	1,659,540
10,480,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	07/31/2017	A	10,556,085

4      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375%	09/01/2021	08/31/2017	A	$109,991
6,615,000	Val Verde, CA Unified School District[1]	5.500	08/01/2033	08/01/2018	A	6,929,146
1,195,000	Vernon, CA Electric System[1]	5.125	08/01/2021	01/08/2019	A	1,270,691
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)	5.000	06/01/2030	07/31/2017	A	3,209,120
						197,624,749
Colorado—1.0%
1,960,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/15/2018	A	2,021,485
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	4,318,236
6,455,000	Denver, CO City & County Airport[1]	5.000	11/15/2030	11/15/2017	A	6,543,369
265,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	07/31/2017	A	275,560
3,000,000	Southglenn, CO Metropolitan District[1]	3.500	12/01/2026	01/15/2025	B	2,890,410
						16,049,060
Connecticut—0.1%
1,440,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	07/31/2017	A	1,445,328
District of Columbia—5.0%
50,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	04/01/2021	A	59,237
50,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	04/01/2021	A	52,973
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450	11/01/2034	07/31/2017	A	200,028
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,403,816
5,000	District of Columbia Ballpark[1]	5.000	02/01/2031	08/01/2017	A	5,101
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)[1]	5.250	07/01/2022	07/31/2017	A	100,359
38,385,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	02/04/2021	B	43,560,450
24,435,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	07/31/2017	A	26,388,823
300,000	Metropolitan Washington D.C. Airport Authority[1]	5.000	10/01/2023	10/01/2017	A	303,123
5,000,000	Metropolitan Washington D.C. Airport Authority, Series B1	5.000	10/01/2021	10/01/2017	A	5,052,050
						79,125,960

5      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida—7.0%
$810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000%	04/01/2028	04/01/2023	A	$903,361
570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000	04/01/2029	04/01/2023	A	632,426
245,000	Broward County, FL HFA	5.400	10/01/2038	01/16/2019	B	164,789
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750 [5]	10/01/2045	07/31/2017	A	45,100
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650	11/01/2022	07/31/2017	A	20,052
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700	11/01/2029	07/31/2017	A	20,366
50,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2020	07/31/2017	A	50,132
30,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2022	07/31/2017	A	30,071
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	07/31/2017	A	70,122
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	07/31/2017	A	550,709
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	07/31/2017	A	380,441
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	07/31/2017	A	770,924
10,000	Dade County, FL HFA (Siesta Pointe Apartments)	5.650	09/01/2017	07/31/2017	A	10,034
145,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	07/31/2017	A	146,045
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	07/31/2017	A	231,677
350,000	East Homestead, FL Community Devel. District[1,2]	7.250	05/01/2021	05/01/2021		367,843
600,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	08/29/2018	B	684,192
30,000	FL Agriculture & Mechanical University[1]	5.300	07/01/2017	07/01/2017		30,004
20,000	FL Dept. of General Services (Florida Dept. of Management Services)[1]	4.750	09/01/2032	09/01/2017	A	20,114
1,000,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2022	04/01/2022		1,126,160
150,000	FL HFA[1]	6.300	09/01/2036	07/31/2017	A	150,213
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	07/31/2017	A	75,106
820,000	FL HFC (Homeowner Mtg.)[1,2]	5.200	07/01/2028	07/31/2017	A	830,709
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	07/31/2017	A	10,151
435,000	Halifax, FL Hospital Medical Center[1]	5.375	06/01/2031	06/01/2018	A	452,557

6      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$15,000	Hialeah Gardens, FL Health Facilities Authority (CHS/SJRNC/ VMNRC Obligated Group)[1]	5.250%	08/15/2031	08/15/2017	A	$15,084
3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/ VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2024	08/15/2017	A	3,519,530
5,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	07/31/2017	A	5,014
6,520,000	Hillsborough County, FL Aviation Authority[1]	5.500	10/01/2027	10/01/2018	A	6,851,933
5,000,000	Hillsborough County, FL Aviation Authority[1]	5.500	10/01/2028	10/01/2018	A	5,251,300
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	07/31/2017	A	3,672,073
8,420,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	07/31/2017	A	8,444,671
8,895,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	07/31/2017	A	8,920,884
3,045,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	07/31/2017	A	3,052,156
6,045,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2021	11/01/2017	A	6,142,506
7,200,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2024	11/01/2017	A	7,315,128
5,525,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2026	11/01/2017	A	5,612,627
4,000,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2028	11/01/2017	A	4,061,680
150,000	Miami Beach, FL Water & Sewer[1]	5.750	09/01/2025	07/31/2017	A	154,556
500,000	Miami, FL Special Obligation[1]	5.250	01/01/2026	01/01/2018	A	509,715
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,140,035
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,760,729
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	6,086,600
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,799,769
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,581,040
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2022	04/01/2022		1,694,846
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	1,214,596
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,216,224
30,000	Palm Beach County, FL Health Facilities Authority (Harbours Edge)[1]	6.000	11/15/2024	07/31/2017	A	30,068
5,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	07/31/2017	A	5,013
110,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	07/31/2017	A	110,267

7      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000%	05/01/2038	07/31/2017	A	$1,238,463
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	07/31/2017	A	25,027
229,244	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	208,367
5,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	5,066,858
360,000	South-Dade, FL Venture Community Devel. District[1]	4.250	05/01/2020	05/01/2020		378,907
190,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	08/01/2017		190,074
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2013	05/01/2013		604,990
73,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	11/01/2017		73,737
						109,727,765
Georgia—0.9%
810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	07/31/2017	A	811,952
40,000	Americus-Sumter County, GA Payroll Devel. Authority (GSW Foundation Student Hsg.)[1]	5.000	06/01/2036	07/31/2017	A	40,125
25,000	Barnesville-Lamar County, GA IDA (Gordon College Properties Foundation/Gordon College Foundation Obligated Group)[1]	5.000	08/01/2030	08/01/2017	A	25,068
5,000	Bleckley Cochran, GA Devel. Authority (MGCO Real Estate Foundation/MGCO Foundation Obligated Group)	4.625	07/01/2030	07/31/2017	A	5,013
65,000	Bleckley Cochran, GA Devel. Authority (MGCO Real Estate Foundation/MGCO Foundation Obligated Group)[1]	5.000	07/01/2036	07/31/2017	A	65,204
7,160,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	7,350,599
55,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	07/31/2017	A	55,183
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	07/31/2017	A	10,033
1,600,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2027	10/01/2022	A	1,776,144
30,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	07/31/2017	A	30,109
1,280,000	Marietta, GA Devel. Authority (Life University)[2]	5.000	11/01/2023	11/01/2023		1,405,939

8      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$100,000	Newton County, GA IDA (GPC Foundation Real Estate)[1]	4.500%	06/01/2031	07/31/2017	A	$100,219
1,770,000	Randolph County, GA GO1	5.000	04/01/2022	08/04/2020	B	1,949,779
						13,625,367
Hawaii—0.8%
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	07/31/2017	A	11,989,394

Idaho—0.0%
130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450	08/01/2032	08/01/2017	A	130,252

Illinois—17.5%
1,885,000	Berwyn, IL Park District[1]	5.375	12/01/2028	11/12/2018	A	1,929,863
6,555,000	Bolingbrook, IL GO1	5.000	01/01/2030	01/01/2018	A	6,660,535
14,450,000	Carol Stream, IL Park District[1]	5.500	01/01/2037	01/01/2018	A	14,784,951
2,300,000	Centerpoint, IL Intermodal Center Program[1]	4.000 [5]	06/15/2023	12/18/2017	A	2,301,081
70,000	Chicago, IL Board of Education[1]	5.000	12/01/2018	07/31/2017	A	71,525
100,000	Chicago, IL Board of Education[1]	5.000	12/01/2022	07/31/2017	A	101,204
55,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	07/31/2017	A	56,198
4,650,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	12/01/2017	A	4,709,241
5,170,000	Chicago, IL Board of Education[1]	5.000	12/01/2026	12/01/2017	A	5,233,229
5,860,000	Chicago, IL Board of Education[1]	5.250	12/01/2023	12/01/2018	A	6,126,806
32,965,000	Chicago, IL Board of Education[4]	5.250	12/01/2024	11/01/2023	A	34,489,533
3,085,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	01/15/2019	B	3,216,390
5,000	Chicago, IL Building Acquisition COP[1]	5.400	01/01/2018	07/31/2017	A	5,020
15,000	Chicago, IL GO1	5.000	01/01/2022	07/31/2017	A	15,056
10,000	Chicago, IL GO1	5.000	01/01/2022	07/31/2017	A	10,072
210,000	Chicago, IL GO1	5.000	01/01/2023	07/31/2017	A	211,504
10,000	Chicago, IL GO1	5.000	01/01/2024	07/31/2017	A	10,075
30,000	Chicago, IL GO1	5.000	01/01/2024	07/31/2017	A	30,215
345,000	Chicago, IL GO1	5.000	01/01/2025	07/31/2017	A	347,470
250,000	Chicago, IL GO1	5.000	01/01/2026	07/31/2017	A	251,877
175,000	Chicago, IL GO1	5.000	01/01/2027	07/31/2017	A	175,649
10,000,000	Chicago, IL GO1	5.000	01/01/2027	07/31/2017	A	10,100,400
6,365,000	Chicago, IL GO1	5.000	01/01/2028	07/31/2017	A	6,412,801
1,125,000	Chicago, IL GO1	5.000	01/01/2028	07/31/2017	A	1,133,449
19,000,000	Chicago, IL GO1	5.000	01/01/2029	07/31/2017	A	19,145,920
860,000	Chicago, IL GO1	5.250	01/01/2022	01/01/2018	A	864,360
3,140,000	Chicago, IL GO1	5.650 [3]	01/01/2030	07/31/2017	A	3,153,345
10,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	07/31/2017	A	10,027
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	07/31/2017	A	75,103
2,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2030	01/01/2027	A	2,308,920

9      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,500,000	Chicago, IL O’Hare International Airport[1]	5.000%	01/01/2031	01/01/2027	A	$1,719,735
1,200,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2032	01/01/2027	A	1,370,508
1,500,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2033	01/01/2027	A	1,713,135
2,245,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2027	01/01/2027		2,790,086
5,685,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2028	01/01/2027	A	6,951,618
250,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2028	01/01/2027	A	300,102
1,500,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2029	01/01/2027	A	1,820,115
350,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2029	01/01/2027	A	417,249
400,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2030	01/01/2027	A	472,848
3,000,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2030	01/01/2027	A	3,609,540
3,500,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2031	01/01/2027	A	4,188,520
350,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2031	01/01/2027	A	411,845
950,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	07/31/2017	A	953,125
1,595,674	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	07/31/2017	A	1,601,035
70,000	Chicago, IL Wastewater[1]	5.375	01/01/2032	01/01/2018	A	71,571
1,295,000	Cicero, IL GO1	5.000	12/01/2023	12/01/2022	A	1,458,688
1,005,000	Cicero, IL GO1	5.000	12/01/2024	12/01/2022	A	1,126,655
725,000	Cicero, IL GO1	5.000	12/01/2025	12/01/2022	A	807,396
1,500,000	Cicero, IL GO1	5.000	12/01/2026	12/01/2022	A	1,660,650
17,090,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	17,900,408
1,300,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2021	A	1,319,760
20,000	IL COP	5.800	07/01/2017	07/01/2017		20,002
425,000	IL COP	6.375	07/01/2017	07/01/2017		425,038
2,560,000	IL Dept. of Central Management Services COP	6.200	07/01/2017	07/01/2017		2,560,384
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	07/31/2017	A	23,643,948
60,000	IL Finance Authority (Advocate Health Care)[1]	6.250	11/01/2028	11/01/2018	A	64,208
1,000,000	IL Finance Authority (Benedictine University)[1]	5.000	10/01/2030	10/01/2027	A	1,108,230
1,000,000	IL Finance Authority (Benedictine University)[1]	5.000	10/01/2033	10/01/2027	A	1,091,290

10      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$2,000,000	IL Finance Authority (Benedictine University)[1]	6.000%	10/01/2028	10/01/2018	A	$2,080,280
500,000	IL Finance Authority (Lake Forest College)[1]	5.000	10/01/2022	05/23/2020	B	525,485
100,000	IL Finance Authority (NWCH/ NWCHC/NWCDSC Obligated Group)[1]	5.375	07/01/2033	07/01/2018	A	104,437
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	11/15/2017	A	6,467,856
335,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	05/15/2019	A	366,122
10,595,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	05/15/2019	A	11,595,910
385,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	05/15/2019	A	421,371
45,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	08/15/2019	A	51,306
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,127,806
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	6.500	07/01/2034	07/01/2018	A	20,917,800
650,000	IL Finance Authority (Roosevelt University)	5.125	04/01/2019	07/31/2017	A	650,338
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	07/31/2017	A	700,294
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	07/31/2017	A	170,020
20,000	IL Finance Authority (RUMC/ RCMC/RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	21,924
20,000	IL Finance Authority (RUMC/ RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	21,532
1,385,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/ Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	02/19/2018	B	1,404,667
960,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700	10/20/2026	07/31/2017	A	973,718
50,000	IL Medical District COP[1]	5.125	06/01/2026	07/31/2017	A	50,063
140,000	IL Medical District COP[1]	5.250	06/01/2032	07/31/2017	A	140,167

11      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$9,215,000	IL Sports Facilities Authority[1]	5.500%[3]	06/15/2030	07/31/2017	A	$9,346,037
105,000	Melrose Park, IL Water1,[2]	5.200	07/01/2018	01/05/2018	A	107,153
295,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2023	10/01/2022	A	332,241
275,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2024	10/01/2022	A	312,040
445,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2025	10/01/2022	A	501,649
400,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2026	10/01/2022	A	448,924
450,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2027	10/01/2022	A	502,515
1,650,000	Railsplitter, IL Tobacco Settlement Authority[1]	6.250	06/01/2024	07/31/2017	A	1,684,452
1,420,000	Rosemont, IL GO1	5.500	12/01/2032	12/01/2020	A	1,546,579
20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		19,922
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		539,267
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/13/2019	B	741,148
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		980,470
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2022		974,890
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2023		1,496,865
315,000	Southwestern IL Devel. Authority (Edwardsville Community Unit School District No. 7)[1]	5.250	12/01/2020	12/01/2017	A	320,506
1,505,000	Yorkville, IL United City Special Services Area Special Tax[1]	4.600	03/01/2025	04/22/2023	B	1,502,788
						275,668,050
Indiana—1.2%
15,000	De Kalb County, IN Redevel. Authority[1,2]	6.000	07/15/2018	07/26/2017	A	15,063
3,500,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	02/01/2018	A	3,553,200
500,000	IN Finance Authority (Butler University)[1]	5.000	02/01/2022	02/01/2022		563,340
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000 [5]	03/01/2029	03/01/2021	C	8,301,267
500,000	IN Finance Authority (Sisters of St. Francis Health)[1]	5.250	11/01/2024	11/01/2018	A	527,115
10,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1,2]	6.450	01/01/2040	01/01/2018	A	10,303
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	04/22/2020	A	1,519,054

12      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana (Continued)
$4,800,000	Lake County, IN Building Corp.[1]	5.000%	02/01/2024	11/23/2021	A	$5,091,168
						19,580,510
Kansas—0.0%
495,000	Pittsburgh, KS Transportation Devel. District (N. Broadway- Pittsburgh Town Center)	4.800	04/01/2027	08/09/2023	B	438,006
15,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	06/01/2029		15,673
						453,679
Kentucky—0.8%
240,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2031	02/01/2018	A	243,723
485,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	02/01/2018	A	492,212
3,930,000	KY EDFA (BHS/BHP/BHL/BHCor/ BHLex/BHlthL Obligated Group)[1]	5.375	08/15/2024	08/15/2018	A	4,106,064
3,015,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	3,070,717
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,337,960
						12,250,676
Louisiana—1.3%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	07/31/2017	A	70,103
1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	01/01/2020	A	1,958,670
265,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	09/01/2017		265,437
2,530,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	02/15/2019	A	2,559,449
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	365,699
2,350,000	LA Stadium & Exposition District[1]	5.000	07/01/2030	07/01/2023	A	2,620,791
685,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2026	07/31/2017	A	687,178
7,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2029	05/15/2019	A	7,359,030
4,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2030	05/15/2020	A	4,274,920
5,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)[1]	5.300	10/01/2018	07/31/2017	A	5,020
						20,166,297
Maine—0.1%
500,000	ME Finance Authority (Supplemental Education Loan)[1]	5.000	12/01/2022	12/01/2022		574,130

13      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maine (Continued)
$100,000	ME Finance Authority (Supplemental Education Loan)[1]	5.000%	12/01/2023	12/01/2023		$115,945
						690,075
Maryland—0.0%
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	07/30/2017	A	65,148

Massachusetts—0.8%
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		551,740
3,220,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2024	07/01/2022	A	3,686,159
1,175,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2026	07/01/2022	A	1,329,336
1,600,000	MA Devel. Finance Agency (Plantation Apartments)[1]	5.000	12/15/2024	07/31/2017	A	1,603,152
1,000,000	MA Devel. Finance Agency (Wheelock College)[1]	5.250	10/01/2029	10/01/2017	A	1,009,490
670,000	MA Devel. Finance Agency (Wheelock College)[1]	5.250	10/01/2037	10/01/2017	A	676,037
70,000	MA Educational Financing Authority, Series H1,2	6.350	01/01/2030	01/01/2030		73,222
55,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	57,600
5,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	5,236
3,970,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2022	07/31/2017	A	3,981,791
25,000	MA Port Authority (Delta Air Lines)[1]	5.000	01/01/2021	07/31/2017	A	25,242
						12,999,005
Michigan—1.0%
38,750	Detroit, MI GO1	5.000	04/01/2021	04/01/2018	A	39,308
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	893,646
270,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	282,042
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	208,858
3,035,000	Ecorse City, MI GO1	5.800	11/01/2026	01/11/2021	A	3,222,806
211,250	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2021	04/01/2018	A	217,771
20,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2025	06/01/2022	A	22,820
50,000	MI Municipal Bond Authority[1]	6.000	11/01/2023	07/31/2017	A	50,208
50,000	Negaunee, MI Sanitary Sewage Disposal System[1]	4.800	01/01/2027	01/01/2018	A	50,874
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000	12/01/2024	12/01/2017	A	6,351,625

14      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$4,930,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000%	12/01/2027	12/01/2017	A	$5,008,288
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	11/01/2017	A	30,269
						16,378,515
Minnesota—0.1%
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000	09/01/2017	09/01/2017		330,766
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000	03/01/2018	03/01/2018		337,730
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000	09/01/2018	09/01/2018		350,168
						1,018,664
Mississippi—1.5%
1,580,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150 [5]	09/01/2028	07/31/2017	A	1,583,049
14,325,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	07/31/2017	A	14,463,380
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000	08/15/2026	08/15/2017	A	8,148,360
100,000	MS Small Business Enterprise	4.750	12/01/2017	07/31/2017	A	100,268
						24,295,057
Missouri—2.0%
30,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300	05/15/2028	07/31/2017	A	30,067
385,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	07/31/2017	A	385,547
635,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	643,776
5,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450	01/01/2018	07/31/2017	A	5,017
205,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	07/31/2017	A	211,129
195,000	MO H&EFA (Rockhurst University)[1]	6.500	10/01/2035	10/01/2018	A	207,322
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	21,237,800
5,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	07/31/2017	A	5,019
3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2031	07/31/2017	A	3,089,148
320,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	07/31/2017	A	320,122

15      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$1,325,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)[1]	4.250%	10/01/2034	10/01/2034		$1,257,981
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2021	07/01/2021		1,295,958
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2022	A	1,491,861
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2026	07/01/2022	A	1,330,085
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	109,212
						31,620,044
Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	07/31/2017	A	215,626
445,000	Kalispell, MT Hsg. & Healthcare (Immanuel Lutheran Corp.)[1]	3.400	11/15/2022	11/15/2018	A	446,535
						662,161
Nebraska—0.1%
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		789,128

Nevada—1.9%
820,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2018	02/01/2018		827,314
860,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2019	02/01/2019		879,978
495,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2020	02/01/2020		512,993
815,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2021	02/01/2021		853,362
415,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2022	06/01/2022		444,950
375,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2023	06/01/2023		405,585
170,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2024	06/01/2024		184,093
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	07/31/2017	A	1,440,418
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	07/31/2017	A	1,000,210
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	07/31/2017	A	1,350,162
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	07/31/2017	A	5,441,360
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	07/31/2017	A	10,877,719
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	07/31/2017	A	160,067
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	07/31/2017	A	1,705,563
3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	07/31/2017	A	3,725,074

16      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$20,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000%	09/01/2017	07/31/2017	A	$20,061
						29,828,909
New Hampshire—0.7%
1,250,000	NH H&EFA (Hillside Village)[1]	3.500	07/01/2022	07/01/2019	A	1,254,562
8,010,000	NH H&EFA (Hillside Village)[1]	4.125	07/01/2024	07/01/2019	A	8,038,996
1,585,000	NH H&EFA (Hillside Village)[1]	5.250	07/01/2027	09/12/2024	B	1,609,647
						10,903,205
New Jersey—7.4%
5,000	Mount Holly, NJ Municipal Utilities Authority[1]	4.750	12/01/2018	07/31/2017	A	5,015
17,000,000	NJ EDA[1]	5.500	06/15/2029	12/15/2026	A	18,622,990
5,000,000	NJ EDA[1]	5.500	06/15/2030	12/15/2026	A	5,458,850
5,470,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	07/31/2017	A	5,563,701
4,670,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	07/31/2017	A	4,769,658
70,000	NJ EDA (Municipal Rehabilitation)[1]	4.625	04/01/2025	07/31/2017	A	70,204
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/31/2017	A	992,772
4,900,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	07/31/2017	A	4,928,959
7,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2029	07/31/2017	A	7,017,640
46,575,000	NJ Tobacco Settlement Financing Corp.	5.301 [7]	06/01/2041	07/31/2017	A	12,747,112
53,610,000	NJ Tobacco Settlement Financing Corp.	5.474 [7]	06/01/2041	07/31/2017	A	14,412,512
4,000,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2029	06/15/2018	A	4,084,480
4,300,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2030	06/15/2018	A	4,387,978
26,600,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	06/15/2018	A	27,126,414
6,835,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2032	06/15/2022	A	7,012,710
						117,200,995
New Mexico—0.0%
125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125	08/01/2028	08/01/2018	A	131,888

New York—3.8%
370,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	07/31/2017	A	377,340

17      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$625,000	NY Counties Tobacco Trust III (TASC)[1]	6.000%	06/01/2043	07/31/2017	A	$637,400
2,040,000	NY Counties Tobacco Trust VI1	5.625	06/01/2035	04/08/2023	B	2,292,185
4,375,000	NY Counties Tobacco Trust VI1	6.000	06/01/2043	12/18/2026	B	4,897,506
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	07/31/2017	A	4,913,066
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	07/31/2017	A	5,115,458
40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	07/31/2017	A	40,658,400
1,335,019	Public Hsg. Capital Fund Multi- State Revenue Trust II1	4.500	07/01/2022	07/01/2022		1,363,909
						60,255,264
North Carolina—0.5%
1,940,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	1,997,172
60,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	62,806
700,000	NC Medical Care Commission (AHA1HC / AHA3HC / AHA4HC / AHACHC / AHEHC / AHA7HC Obligated Group)[1]	5.500	10/01/2024	07/31/2017	A	701,764
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	07/31/2017	A	1,002,470
1,620,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2022	07/31/2017	A	1,625,848
1,970,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2023	07/31/2017	A	1,977,112
250,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500	10/01/2019	07/31/2017	A	250,955
						7,618,127
Ohio—3.4%
2,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	06/01/2024		2,817,869
1,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	06/01/2024		1,174,801
1,500,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.000	11/15/2026	11/15/2020	A	1,689,015
3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)[1]	5.300	08/20/2034	07/31/2017	A	3,065,294
1,000,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2024	12/01/2024		1,161,270
1,045,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2025	12/01/2025		1,220,748
1,100,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2026	12/01/2026		1,287,198

18      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,155,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000%	12/01/2027	12/01/2026	A	$1,338,922
1,210,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2028	12/01/2026	A	1,390,738
420,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	07/31/2017	A	420,214
5,850,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2025	06/01/2022	A	6,731,127
1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)[1]	5.000	11/15/2030	11/15/2023	A	1,658,520
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2021	A	239,534
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	302,570
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	318,890
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	334,460
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	349,634
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	365,165
875,000	Montgomery County, OH (Catholic Health Initiatives)[1]	6.125	10/01/2028	10/01/2018	A	923,720
9,695,000	OH Air Quality Devel. Authority (First Energy Generation)	5.625	06/01/2018	06/01/2018		9,590,391
20,000	OH HFA[1]	5.250	09/01/2030	07/31/2017	A	20,029
1,000,000	OH River South Authority (Lazarus Building Redevel.)[1]	5.750	12/01/2027	12/01/2017	A	1,011,970
2,915,000	Penta, OH Career Center COP[1]	5.250	04/01/2024	04/01/2022	A	3,311,936
2,080,000	Penta, OH Career Center COP[1]	5.250	04/01/2025	04/01/2022	A	2,351,211
1,175,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	05/20/2021	B	1,139,292
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,851,739
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000	12/01/2026	06/01/2022	A	3,837,744
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	800,497
1,050,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2035	12/01/2018	A	1,120,697
435,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	485,882

19      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$935,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250%	01/01/2024	01/01/2021	A	$1,065,891
						53,376,968
Oklahoma—0.0%
650,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	07/31/2017	A	651,619

Oregon—0.0%
10,000	OR GO1	5.375	08/01/2028	08/01/2017	A	10,021
20,000	OR GO (Alternate Energy)[1]	5.000	07/01/2017	07/01/2017		20,002
15,000	OR GO (Elderly & Disabled Hsg.)[1,2]	5.600	08/01/2019	08/01/2017	A	15,051
25,000	OR GO (Elderly & Disabled Hsg.)[1,2]	5.650	08/01/2026	08/01/2017	A	25,069
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000	08/01/2026	08/01/2017	A	15,045
						85,188
Other Territory—0.5%
2,105,971	Public Hsg. Capital Fund Multi- State Revenue Trust I1	4.500	07/01/2022	07/01/2022		2,160,410
5,122,069	Public Hsg. Capital Fund Multi- State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		5,225,177
						7,385,587
Pennsylvania—1.5%
1,750,000	Allentown, PA Neighborhood Improvement Zone[2]	5.000	05/01/2022	11/22/2020	B	1,886,097
2,750,000	Allentown, PA Neighborhood Improvement Zone[2]	5.000	05/01/2027	06/06/2025	B	3,029,345
225,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	240,858
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,242,610
2,965,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	3,282,136
9,900,000	Montgomery County, PA HEFA (Ursinus College)[1]	5.500	11/01/2046	11/01/2018	A	10,342,926
34,161	Northampton County, PA IDA (Northampton Generating)[8]	5.000	12/31/2023	12/31/2023		13,609
350,140	Northampton County, PA IDA (Northampton Generating)[8]	5.000	12/31/2023	12/31/2023		139,489
725,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	07/31/2017	A	726,979
25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	07/31/2017	A	25,076
785,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2025	01/01/2022	A	875,165
1,970,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2027	01/01/2022	A	2,174,979
						23,979,269

20      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Rhode Island—0.1%
$15,000	Exeter West Greenwich, RI Regional School District[1]	5.000%	09/15/2017	07/31/2017	A	$15,053
25,000	Providence, RI Public Building Authority (School & Public Facilities)[1]	5.250	12/15/2018	07/31/2017	A	25,055
5,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2017	07/31/2017	A	5,015
95,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	07/31/2017	A	95,344
520,000	RI Health & Educational Building Corp. (Public Schools Financing Program)[1]	6.000	05/15/2029	05/15/2019	A	567,793
90,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.150	04/01/2022	07/31/2017	A	90,222
80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	07/31/2017	A	80,835
						879,317
South Carolina—0.7%
50,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125	10/01/2017	10/01/2017		50,056
210,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2019	12/01/2017	A	214,534
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2027	12/01/2017	A	275,829
1,639,280	SC Connector 2000 Assoc. Toll Road, Series B	2.635 [7]	01/01/2021	01/01/2021		1,202,543
690,348	SC Connector 2000 Assoc. Toll Road, Series B	3.417 [7]	01/01/2026	01/01/2026		336,738
5,420,000	SC Public Service Authority[1]	5.000	12/01/2019	12/01/2019		5,855,063
2,335,000	SC Public Service Authority[1]	5.000	12/01/2023	12/01/2023		2,705,798
						10,640,561
Tennessee—0.1%
190,000	Jackson, TN Hospital (Jackson- Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	195,502
510,000	Jackson, TN Hospital (Jackson- Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	527,376
						722,878
Texas—4.0%
2,015,000	Angleton, TX Independent School District[1]	5.000	02/15/2032	02/15/2018	A	2,063,138
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6,9]	6.750	10/01/2038	10/01/2038		—

21      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$2,210,000	Brazos River Harbor, TX Navigation District (Dow Chemical Company)[1]	5.950%	05/15/2033	05/15/2018	A	$2,328,147
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2023	07/08/2021	B	59,853
35,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	03/09/2028	B	33,292
1,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2022	A	1,134,190
1,200,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2022	A	1,354,176
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,271,383
35,000	Del Rio, TX Airport[1]	5.400	07/01/2019	07/31/2017	A	35,128
50,000	Eagle Pass, TX Waterworks & Sewer	5.050	12/01/2017	07/31/2017	A	50,172
7,455,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000	08/15/2023	08/15/2017	A	7,512,925
5,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000	08/15/2027	08/15/2017	A	5,038,850
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	07/31/2017	A	441,602
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	07/31/2017	A	340,615
4,660,000	Harris County, TX GO1	5.000	10/01/2029	10/01/2021	A	5,313,891
10,080,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	08/22/2018	A	10,839,730
275,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	07/15/2017		275,525
40,000	Houston, TX Airport System[1]	5.000	07/01/2032	07/31/2017	A	40,128
5,000	Houston, TX Airport System	5.125	07/01/2032	07/31/2017	A	5,014
505,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875	05/15/2021	12/10/2019	B	548,733
620,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[6,9]	6.450	06/01/2021	06/01/2021		—
5,000	San Antonio, TX Airport System (Passenger Facility)[1]	4.625	07/01/2030	07/31/2017	A	5,007
1,565,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)[1]	3.875	11/15/2022	05/15/2019	A	1,584,312
1,825,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Trinity Terrace Project)[1]	2.500	12/01/2018	07/25/2017	A	1,825,931

22      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375%	10/01/2020	10/01/2020		$4,729,568
235,000	Trinity River Authority, TX Pollution Control (TXU Electric Company)[6,9]	6.250	05/01/2028	05/01/2028		—
1,030,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450	12/01/2022	07/31/2017	A	1,031,421
15,000	TX Lower Colorado River Authority[1]	5.000	05/15/2031	07/31/2017	A	15,046
7,750,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	9,446,398
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	11/15/2017	A	50,824
						63,374,999
Vermont—0.7%
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2019	10/01/2019		1,949,023
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2020	10/01/2020		1,980,560
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2021	10/01/2021		2,242,281
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2022	10/01/2022		1,157,102
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2023	10/01/2022	A	1,132,970
2,250,000	VT Student Assistance Corp. (Education Loan)	5.000	06/15/2023	06/15/2023		2,562,863
						11,024,799
Virginia—0.7%
1,850,000	Suffolk, VA Economic Devel. Authority (United Church Homes & Services/Lake Prince Center Obligated Group)[1]	5.000	09/01/2026	09/01/2024	A	2,055,868
2,445,000	Suffolk, VA Economic Devel. Authority (United Church Homes & Services/Lake Prince Center Obligated Group)[1]	5.000	09/01/2031	09/01/2025	A	2,640,747
6,250,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000	08/01/2036	08/01/2017	A	6,282,687
570,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	07/31/2017	A	571,112
						11,550,414

23      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington—0.6%
$175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600%	03/01/2028	07/31/2017	A	$175,033
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	01/01/2018	A	10,045
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,037,536
1,500,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.250	10/01/2028	10/01/2018	A	1,586,850
2,000,000	WA Health Care Facilities Authority (Virginia Mason Medical Center)[1]	5.500	08/15/2042	08/15/2017	A	2,009,220
						8,818,684
West Virginia—0.2%
3,200,000	WV EDA (Morgantown Associates)[1]	2.875	12/15/2026	08/02/2022	B	3,116,192

Wisconsin—1.0%
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	167,483
2,500,000	WI H&EFA (MHSC/MAstdC/ MHAH/MRHS/Obligated Group)[1]	5.000	06/01/2025	06/01/2022	A	2,809,975
100,000	WI H&EFA (Prohealth Care/ Waukesha Memorial Hospital/ Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	108,599
180,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	07/31/2017	A	180,178
750,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	807,405
12,000,000	WI Public Finance Authority (American Dream at Meadowlands Project)[1]	6.250	08/01/2027	08/01/2027		12,311,400
						16,385,040
U.S. Possessions—20.0%
1,000,000	Puerto Rico Aqueduct & Sewer Authority, AGC	5.000	07/01/2025	07/01/2018	A	1,023,800
10,230,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	07/31/2017	A	10,263,350
6,015,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	07/31/2017	A	6,043,511
120,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	07/31/2017	A	120,080
13,000,000	Puerto Rico Commonwealth GO, AGC[10]	2.616	07/01/2018	07/01/2018		12,962,300
4,245,000	Puerto Rico Commonwealth GO, AGC[10]	2.636	07/01/2019	07/01/2019		4,225,006
4,160,000	Puerto Rico Commonwealth GO, AGC[10]	2.656	07/01/2020	07/01/2020		4,154,426

24      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$125,000	Puerto Rico Commonwealth GO, AGC	5.000%	07/01/2017	07/01/2017		$125,014
100,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2023	07/31/2017	A	100,208
15,580,000	Puerto Rico Commonwealth GO6	5.125	07/01/2024	07/01/2024		9,348,000
45,000	Puerto Rico Commonwealth GO, AGC[1]	5.250	07/01/2017	07/01/2017		45,005
300,000	Puerto Rico Commonwealth GO, AGC[1]	5.250	07/01/2017	07/01/2017		300,036
105,000	Puerto Rico Commonwealth GO6	5.250	07/01/2018	07/01/2017		62,737
655,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.250	07/01/2021	07/31/2017	A	656,382
515,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2024	07/01/2021	A	545,230
8,500,000	Puerto Rico Commonwealth GO6	5.250	07/01/2024	07/01/2024		5,100,000
3,000,000	Puerto Rico Commonwealth GO6	5.250	07/01/2025	07/01/2025		1,800,000
1,005,000	Puerto Rico Commonwealth GO, AGC[1]	5.500	07/01/2017	07/01/2017		1,005,121
6,510,000	Puerto Rico Commonwealth GO, AGC[1]	5.500	07/01/2018	07/01/2018		6,720,598
2,890,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500	07/01/2018	07/01/2018		2,980,284
4,860,000	Puerto Rico Commonwealth GO6	5.500	07/01/2018	07/01/2017		2,906,912
5,250,000	Puerto Rico Commonwealth GO6	5.500	07/01/2026	07/01/2026		3,123,750
140,000	Puerto Rico Commonwealth GO6	5.500	07/01/2026	07/01/2026		84,350
2,160,000	Puerto Rico Commonwealth GO6	5.500	07/01/2027	07/01/2027		1,301,400
1,125,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2027	07/01/2018	A	1,155,960
22,765,000	Puerto Rico Commonwealth GO6	6.000	07/01/2029	07/01/2029		13,858,194
300,000	Puerto Rico Commonwealth GO, AGC	6.000	07/01/2033	07/31/2017	A	300,807
110,000	Puerto Rico Commonwealth GO, NPFGC	7.108 [7]	07/01/2017	07/01/2017		109,988
90,000	Puerto Rico Commonwealth GO, NPFGC	7.480 [7]	07/01/2019	07/01/2019		82,925
80,000	Puerto Rico Convention Center Authority, AGC	5.000	07/01/2027	07/31/2017	A	80,159
1,199,459	Puerto Rico Electric Power Authority[6]	10.000	07/01/2019	07/01/2019		860,788
1,199,460	Puerto Rico Electric Power Authority[6]	10.000	07/01/2019	07/01/2019		860,789
899,595	Puerto Rico Electric Power Authority[6]	10.000	01/01/2021	01/01/2021		645,592
899,595	Puerto Rico Electric Power Authority[6]	10.000	07/01/2021	07/01/2021		645,592
299,864	Puerto Rico Electric Power Authority[6]	10.000	01/01/2022	01/01/2022		215,197
299,865	Puerto Rico Electric Power Authority[6]	10.000	07/01/2022	07/01/2022		215,197

25       OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$5,685,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250%	07/01/2028	07/01/2028		$3,467,850
56,565,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250	07/01/2026	11/30/2025	B	34,504,650
4,295,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250	07/01/2028	07/01/2028		2,619,950
40,000	Puerto Rico Electric Power Authority, Series DDD, AGC	5.000	07/01/2023	07/01/2020	A	42,387
5,770,000	Puerto Rico Electric Power Authority, Series LL, NPFGC	5.500	07/01/2017	07/01/2017		5,770,519
75,000	Puerto Rico Electric Power Authority, Series LL, NPFGC	5.500	07/01/2018	07/01/2018		77,343
1,000,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2023	07/31/2017	A	1,001,810
4,010,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2021	07/31/2017	A	4,054,872
550,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2022	07/31/2017	A	556,154
100,000	Puerto Rico Electric Power Authority, Series RR, SGI	5.000	07/01/2025	07/01/2025		89,201
155,000	Puerto Rico Electric Power Authority, Series RR, AGC[1]	5.000	07/01/2026	07/31/2017	A	156,734
300,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2017	07/01/2017		300,006
790,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2020	07/31/2017	A	798,840
2,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2021	07/31/2017	A	2,022,380
6,500,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2022	07/31/2017	A	6,572,735
1,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2023	07/31/2017	A	1,011,190
1,380,000	Puerto Rico Electric Power Authority, Series TT6	5.000	07/01/2018	07/01/2017		841,800
5,560,000	Puerto Rico Electric Power Authority, Series TT6	5.000	07/01/2025	07/01/2025		3,391,600
165,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	5.000	07/01/2026	07/31/2017	A	165,256
740,000	Puerto Rico Electric Power Authority, Series UU, NPFGC	4.000	07/01/2018	07/01/2018		752,180
550,000	Puerto Rico Electric Power Authority, Series UU, NPFGC	4.500	07/01/2018	07/01/2018		561,759
1,705,000	Puerto Rico Electric Power Authority, Series VV, NPFGC	5.250	07/01/2025	07/01/2025		1,840,036
5,000,000	Puerto Rico Electric Power Authority, Series WW6	5.000	07/01/2028	07/13/2027	B	3,050,000
250,000	Puerto Rico Electric Power Authority, Series XX6	5.250	07/01/2027	07/01/2027		152,500

26      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$6,280,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000%	07/01/2018	07/01/2018		$3,830,800
5,000,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2018	07/01/2018		3,050,000
1,180,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2025	07/01/2025		719,800
1,060,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2026	07/01/2026		646,600
170,000	Puerto Rico Highway & Transportation Authority, NPFGC	5.000	07/01/2018	07/31/2017	A	170,391
290,000	Puerto Rico Highway & Transportation Authority, NPFGC[1,2]	5.000	07/01/2018	01/04/2018	A	293,993
1,010,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.250	07/01/2018	07/01/2018		1,040,179
2,000,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.250	07/01/2018	07/01/2018		2,059,760
230,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.250	07/01/2022	07/01/2022		250,971
25,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.500	07/01/2017	07/01/2017		25,002
11,150,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2018	07/01/2018		11,510,702
790,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.500	07/01/2019	07/01/2019		833,158
105,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2020	07/01/2020		113,710
530,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2023	07/01/2023		589,673
530,000	Puerto Rico Highway & Transportation Authority, FGIC[11]	5.750	07/01/2021	07/01/2021		343,175
675,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[11]	5.250	07/01/2019	07/01/2019		437,062
1,045,000	Puerto Rico Highway & Transportation Authority, Series N6	5.500	07/01/2021	07/01/2021		271,700
20,140,000	Puerto Rico Highway & Transportation Authority, Series Y, AGC[1]	6.250	07/01/2021	07/15/2020	B	22,623,866
2,495,000	Puerto Rico Infrastructure (Mepsi Campus)[6]	6.250	10/01/2024	08/05/2021	B	1,323,597
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	3,218,611
450,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		463,680
120,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2018	08/01/2017	A	121,694
50,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2020	08/01/2017	A	50,706

27       OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$50,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000%	08/01/2022	08/01/2017	A	$50,706
1,605,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2027	08/01/2017	A	1,629,589
305,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2030	08/01/2017	A	309,307
3,975,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2017	08/01/2017		3,986,011
2,000,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2019	08/01/2017	A	2,026,700
145,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2020	08/01/2017	A	147,176
265,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2021	08/01/2017	A	268,538
10,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.500	07/01/2017	07/01/2017		10,001
30,000	Puerto Rico Municipal Finance Agency, Series B, AGC[1]	5.250	07/01/2021	07/01/2021		32,575
450,000	Puerto Rico Municipal Finance Agency, Series C, AGC[1]	5.250	08/01/2017	08/01/2017		451,597
7,325,000	Puerto Rico Municipal Finance Agency, Series C, AGC[1]	5.250	08/01/2018	08/01/2018		7,561,744
395,000	Puerto Rico Municipal Finance Agency, Series C, AGC[1]	5.250	08/01/2019	08/01/2019		418,262
40,000	Puerto Rico Municipal Finance Agency, Series C, AGC[1]	5.250	08/01/2022	08/01/2022		43,702
50,000	Puerto Rico Public Buildings Authority, AGC[1]	5.250	07/01/2025	07/01/2025		55,472
760,000	Puerto Rico Public Buildings Authority[6]	5.250	07/01/2027	10/17/2026	B	418,000
66,025	Puerto Rico Public Buildings Authority, FGIC[11]	5.500	07/01/2016	07/01/2016		43,577
135,000	Puerto Rico Public Buildings Authority[6]	5.500	07/01/2023	07/01/2023		74,587
190,000	Puerto Rico Public Buildings Authority, AMBAC	5.500 [5]	07/01/2035	07/01/2017	C	190,013
1,335,181	Puerto Rico Public Buildings Authority[6]	5.750	07/01/2016	07/01/2016		737,687
4,990,000	Puerto Rico Public Buildings Authority[6]	5.750	07/01/2022	07/01/2022		2,756,975
3,590,000	Puerto Rico Public Buildings Authority, NPFGC[1]	6.000	07/01/2027	07/01/2018	A	3,688,797
500,000	Puerto Rico Public Buildings Authority[6]	6.125	07/01/2023	07/01/2023		277,500
735,000	Puerto Rico Public Buildings Authority[6]	6.250	07/01/2021	07/01/2021		408,844
5,345,000	Puerto Rico Public Buildings Authority[6]	6.250	07/01/2022	07/01/2022		2,973,156

28      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$2,905,000	Puerto Rico Public Buildings Authority[6]	6.250%	07/01/2026	07/01/2026		$1,615,906
3,300,000	Puerto Rico Public Buildings Authority[6]	7.000	07/01/2021	07/01/2021		1,848,000
37,400,000	Puerto Rico Public Finance Corp., Series A6	6.500	08/01/2028	12/12/2027	B	1,447,380
54,770,000	Puerto Rico Public Finance Corp., Series B6	5.500	08/01/2031	07/17/2029	B	2,119,599
10,675,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2024	08/01/2024		413,123
17,475,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2025	08/01/2025		676,283
6,495,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2026	08/01/2026		251,357
1,175,000	Puerto Rico Sales Tax Financing Corp., Series A6	4.375	08/01/2020	08/01/2020		304,031
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A6	4.625	08/01/2019	08/01/2019		258,750
11,355,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.000	08/01/2018	08/01/2018		2,938,106
22,825,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.000	08/01/2024	08/01/2024		5,905,969
11,580,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.250	08/01/2019	08/01/2019		2,996,325
23,630,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.375	08/01/2020	08/01/2020		6,114,263
12,900,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.500	08/01/2021	08/01/2021		3,337,875
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.500	08/01/2022	08/01/2022		4,140,000
10,550,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.500	08/01/2023	08/01/2023		2,729,813
5,320,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.500	08/01/2042	03/21/2042	B	1,376,550
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.625	08/01/2030	08/01/2030		1,811,250
5,970,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.750	08/01/2037	01/31/2037	B	1,544,738
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A6	6.125	08/01/2029	08/01/2029		6,335,438
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A6	6.500	08/01/2044	01/31/2044	B	2,373,750
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.000	08/01/2022	08/01/2022		600,630
4,865,000	Puerto Rico Sales Tax Financing Corp., Series C6	6.000	08/01/2042	08/01/2041	B	1,270,981
27,000,000	Puerto Rico Sales Tax Financing Corp., Series C6	6.500	08/01/2035	08/01/2035		7,121,250
1,000,000	University of Puerto Rico	5.000	06/01/2020	06/01/2020		478,850

29       OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value

U.S. Possessions (Continued)

$5,000,000	University of Puerto Rico	5.000%	06/01/2025	06/01/2025	$2,303,250

2,535,000	University of Puerto Rico, Series P	5.000	06/01/2023	06/01/2023	1,171,297

1,790,000	University of Puerto Rico, Series Q	5.000	06/01/2022	06/01/2022	833,048

					314,697,598

Total Municipal Bonds and Notes (Cost $1,969,274,935)					1,681,316,250
Shares
Common Stock—0.0%
6,757	Resolute Forest Products[12,13] (Cost $80,903)				29,731

Total Investments, at Value (Cost $1,969,355,838)—106.7%					1,681,345,981

Net Other Assets (Liabilities)—(6.7)					(105,450,320)

Net Assets—100.0%					$1,575,895,661

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

9. Security received as the result of issuer reorganization.

10. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

11. The issuer of this security has missed or is expected to miss interest and/or principal payments on security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the issuer. The rate shown is the contractual rate.

12. Non-income producing security.

13. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AGC	Assured Guaranty Corp.
AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp

30   OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
AMBAC	AMBAC Indemnity Corp.
AM&S	Academies of Math & Science
AM&SS	Academies of Math & Science South
BCHCC	Bernalillo County Health Care Corp.
BHCor	Baptist Health Corbin
BHL	Baptist Health Louisville
BHLex	Baptist Health Lexington
BHlthL	Baptist Health Lagrange
BHP	Baptist Health Paducah
BHS	Baptist Healthcare System
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHS	Catholic Health Services
COP	Certificates of Participation
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GPC	Georgia Perimeter College
GSW	Georgia Southwestern University
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MAstdC	Mercy Assisted Care
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MGCO	Middle Georgia College
MHAH	Mercy Harvard Hospital
MHSC	Mercy Health System Corp.
MRHS	Mercy Rockford Health System
MSSA	Math & Science Success Academy
NPFGC	National Public Finance Guarantee Corp.
NWCDSC	Northwest Community Day Surgery Center
NWCH	Northwest Community Hospital
NWCHC	Northwest Community Healthcare
NY/NJ	New York/New Jersey
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network

31    OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

PCTC	Presence Care Transformation Corp.
PHCF	Presbyterian Healthcare Foundation
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHlth	Presence Health
PHN	Presence Health Network
PHP	Presence PRV Health
PHSvcs	Presbyterian Healthcare Services
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSSC	Presence Senior Services - Chicagoland
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RUMC	Rush University Medical Center
SANC	St. Anne’s Nursing Center
SGI	Syncora Guarantee Inc.
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
TASC	Tobacco Settlement Asset-Backed Bonds
VMNRC	Villa Marina Nursing & Rehabilitation Center

32      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester Short Duration High Yield Municipal Fund, formerly Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt

33      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

34      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$27,441,247	$—	$27,441,247
Alaska	—	10,033	—	10,033
Arizona	—	54,697,119	—	54,697,119
Arkansas	—	185,466	—	185,466
California	—	197,624,749	—	197,624,749
Colorado	—	16,049,060	—	16,049,060
Connecticut	—	1,445,328	—	1,445,328
District of Columbia	—	79,125,960	—	79,125,960
Florida	—	109,122,775	604,990	109,727,765
Georgia	—	13,625,367	—	13,625,367
Hawaii	—	11,989,394	—	11,989,394
Idaho	—	130,252	—	130,252
Illinois	—	275,668,050	—	275,668,050
Indiana	—	19,580,510	—	19,580,510
Kansas	—	453,679	—	453,679
Kentucky	—	12,250,676	—	12,250,676
Louisiana	—	20,166,297	—	20,166,297
Maine	—	690,075	—	690,075
Maryland	—	65,148	—	65,148
Massachusetts	—	12,999,005	—	12,999,005
Michigan	—	16,378,515	—	16,378,515
Minnesota	—	1,018,664	—	1,018,664
Mississippi	—	24,295,057	—	24,295,057
Missouri	—	31,620,044	—	31,620,044
Montana	—	662,161	—	662,161
Nebraska	—	789,128	—	789,128
Nevada	—	29,828,909	—	29,828,909
New Hampshire	—	10,903,205	—	10,903,205
New Jersey	—	117,200,995	—	117,200,995
New Mexico	—	131,888	—	131,888
New York	—	60,255,264	—	60,255,264

35      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
North Carolina	$—	$7,618,127	$—	$7,618,127
Ohio	—	53,376,968	—	53,376,968
Oklahoma	—	651,619	—	651,619
Oregon	—	85,188	—	85,188
Other Territory	—	7,385,587	—	7,385,587
Pennsylvania	—	23,979,269	—	23,979,269
Rhode Island	—	879,317	—	879,317
South Carolina	—	10,640,561	—	10,640,561
Tennessee	—	722,878	—	722,878
Texas	—	63,374,999	—	63,374,999
Vermont	—	11,024,799	—	11,024,799
Virginia	—	11,550,414	—	11,550,414
Washington	—	8,818,684	—	8,818,684
West Virginia	—	3,116,192	—	3,116,192
Wisconsin	—	16,385,040	—	16,385,040
U.S. Possessions	—	311,254,443	3,443,155	314,697,598
Common Stock	29,731	—	—	29,731

Total Assets	$29,731	$1,677,268,105	$4,048,145	$1,681,345,981

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal

36      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All

37      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the

38      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $41,480,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $91,226,533 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $41,480,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 25,000,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2024 Trust[3]	10.070%	11/15/31	$31,737,000
16,485,000	Chicago, IL Board of Education Tender Option Bond Series 2015-XF2149 Trust[3]	8.643	12/1/24	18,009,533

				$49,746,533

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

39      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 15% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $41,480,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$9,399,029
Sold securities	10,750,478

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or

40      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$487,026,549
Market Value	$166,682,451
Market Value as % of Net Assets	10.57%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

41      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,925,458,251[1]

Gross unrealized appreciation	$43,281,865
Gross unrealized depreciation	(331,308,213)

Net unrealized depreciation	$(288,026,348)

42      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

5. Federal Taxes (Continued)

1. The Federal tax cost of securities does not include cost of $43,914,078, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 3.

43      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/15/2017